Land Use Rights, Net	6 Months Ended
Mar. 31, 2024
Land Use Rights, Net [Line Items]
LAND USE RIGHTS, NET

NOTE 7 – LAND USE RIGHTS, NET

Land use rights as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31, 2024	September 30, 2023
Land use rights, cost	$4,874,939	$4,824,826
Less: accumulated amortization	(565,761)	(512,477)
Land use rights, net	$4,309,178	$4,312,349

Amortization expense was $48,476 and $14,887 for the six months ended March 31, 2024 and 2023, respectively.